Bank overdrafts, bonds and bank loans (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of bank overdraft bonds and bank loans [abstract]
Bank Overdrafts, Bonds and Bank Loans Amounts Falling Due Within One Year	Amounts falling due within one year:

	2022	2021
	£m	£m
Bank overdrafts	505.7	342.3
Corporate bonds and bank loans	663.3	224.9
	1,169.0	567.2

Corporate Bonds and Bank Loans Amounts Falling Due After More Than One Year	Amounts falling due after more than one year:

	2022	2021
	£m	£m
Corporate bonds and bank loans	3,801.8	4,216.8

Maturity Analysis for Non-derivative Financial Liabilities
The corporate bonds, bank loans and overdrafts included within liabilities fall due for repayment as follows:

	2022	2021
	£m	£m
Within one year	1,169.0	567.2
Between one and two years	618.0	629.2
Between two and three years	441.5	550.4
Between three and four years	658.8	418.8
Between four and five years	661.1	623.6
Over five years	1,422.4	1,994.8
	4,970.8	4,784.0